Accrued Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Payroll accrued	$ 1,035	$ 1,066	$ 420
Accrued offering costs	399
Accrued expenses		63	247
Accrued professional fees	330
Accrued property tax	228
Deferred rent	0	87	87
Other	191	78	51
Accrued and other current liabilities	$ 2,183	1,294	$ 805
Previously Reported [Member]
Payroll accrued		1,066
Accrued professional fees		18
Accrued property tax		67
Deferred rent		87
Other		208
Accrued and other current liabilities		$ 1,446